Jul. 31, 2017
AMERICAN CENTURY INVESTMENT TRUST

Prospectus and Statement of Additional Information (SAI) Supplement Supplement dated July 31, 2017

NT High Income Fund
(Prospectus and SAI dated July 28, 2017)

All references to Institutional Class are changed to G Class. The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The R6 Class has been eliminated.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SPL-93105 1707